Note 21 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
21.	COMMITMENTS AND CONTINGENCIES

The Group leases certain office premises and purchases data under non-cancelable leases. Rent expenses under operating leases for 2010, 2011 and 2012 were $3,067,950, $3,286,547 and $3,941,137, respectively.

Future minimum payments under non-cancelable operating leases and data purchase agreements were as follows:

Year ending
2013	6,134,773
2014	1,481,652
2015	480,072
Total	$8,096,497